Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other Current Assets [Line Items]
Other current assets
Note 4—Other current assets
Other current assets consist of the following as of March 31, 2024, and December 31, 2023:

	Unaudited March 31, 2024	December 31, 2023
Employee Retention Tax Credit	$334,443	$334,443
Deferred offering costs	284,867	—
Other current assets	216,104	159,326

	$835,414	$493,769

Note 4—Other current assets
Other current assets include an outstanding $100,000 note receivable from the CEO. This note originated on July 12, 2022 and matures on March 3, 2023. The note includes 3% interest payable at maturity. As of December 31, 2022, the note plus accrued interest totaled $101,424. In addition, the Company entered into an exclusivity agreement with Tuhura Biopharma in December 2022. The Company paid a negotiation fee of $200,000 to be credited against the final sale purchase price. In return the Company received an exclusivity period and certain representations, warranties, and indemnification by Tuhura. The Tuhura transaction was completed on January 26, 2023. Tuhura Biopharma is partially owned by the Company CEO, Jim Bianco. See Note 12.